NET INCOME PER COMMON SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Apr. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 30, 2017	Dec. 31, 2016	Jan. 02, 2016
NET INCOME PER COMMON SHARE
Income from continuing operations									$ 281.8	$ 320.7	$ 274.4
Loss from discontinued operations, net of tax											(0.1)
Net income available to common shareholders	$ (59.6)	$ 108.3	$ 120.9	$ 112.2	$ 62.0	$ 89.1	$ 80.0	$ 89.6	$ 281.8	$ 320.7	$ 274.3
Weighted average number of common shares outstanding									88.3	89.1	91.0
Dilutive shares (additional common shares issuable under stock-based awards)									1.8	1.6	1.9
Weighted average number of common shares outstanding, assuming dilution									90.1	90.7	92.9
Net income per common share:
Continuing operations (in dollars per share)									$ 3.19	$ 3.60	$ 3.01
Net income per common share (in dollars per share)	$ (0.68)	$ 1.23	$ 1.37	$ 1.27	$ 0.70	$ 1.00	$ 0.90	$ 1.00	3.19	3.60	3.01
Net income per common share, assuming dilution:
Continuing operations (in dollars per share)									3.13	3.54	2.95
Net income per common share, assuming dilution (in dollars per share)	$ (0.66)	$ 1.20	$ 1.34	$ 1.25	$ 0.69	$ 0.98	$ 0.88	$ 0.98	$ 3.13	$ 3.54	$ 2.95
Stock-based compensation awards excluded from the computation of net income per common share, assuming dilution										0.2	1.0